Long-Term Debt (Schedule Of Repayments, Maturities and Other) (Details) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 CC Investments [Member]	Dec. 31, 2011 CC Finco, LLC [Member]
Principal amount of debt repurchased		$ 185,185	$ 80,000
Deferred loan costs and other		104
Purchase accounting adjustments	33,000		(20,476)
Gain recorded in "Other income (expense) - net"		(60,289)	(4,274)
Cash paid for repurchases of long-term debt		$ 125,000	$ 55,250